Financing Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Financing Receivables
Financing receivables are comprised of the following:

	June 30,	December 31,
	2015	2014

Commercial loans, gross	$9,510	$8,691
Less: Deferred loan fees	(412)	(438)
Less: Deposits	$(159)	$(134)
Less: Allowance for loan losses	(44)	(22)

Commercial loans, net	$8,895	$8,097

Financing receivables are comprised of the following as of December 31, 2014 and 2013:

	2014	2013

Commercial loans, gross	$8,691	$4,652
Less: Deferred loan fees	(438)	(571)
Less: Deposits	(134)	(36)
Less: Allowance for loan losses	(22)	–

Commercial loans, net	$8,097	$4,045

Rollforward of Commercial Loans
Roll forward of commercial loans:

	Six Months Ended	Year Ended	Six Months Ended
	June 30,	December 31,	June 30,
	2015	2014	2014

Beginning balance	$8,097	$4,045	$4,045
Additions	4,015	7,433	3,122
Payoffs/Sales	(3,196)	(3,394)	(857)
Change in builder deposit	(24)	(98)	(133)
Change in loan loss provision	(23)	(22)	(3)
New loan fees	(268)	(343)	(208)
Earned loan fees	294	476	196

Ending balance	$8,895	$8,097	$6,162

Roll forward of commercial loans for the years ended December 31, 2014 and 2013:

	2014	2013

Beginning balance	$4,045	$3,604
Additions	7,433	3,331
Payoffs/Sales	(3,394)	(2,992)
Change in builder deposit	(98)	(36)
Change in loan loss provision	(22)
New loan fees	(343)	(121)
Earned loan fees	476	259

Ending balance	$8,097	$4,045

Detail of Finance Receivables
A detail of the financing receivables for the Pennsylvania Loans at June 30, 2015 is as follows:

					Estimated
			Funded to		collateral
Item	Term	Interest Rate	Borrower		values

		COF +2%
BMH Loan	Demand(1)	(7% Floor)
Land for phase 5 (10 acres)			$–		$1,079
Lots			269		1,785	(6)
Interest Escrow			950		539
Loan Fee			750		–
Cash Bond			385	(9)	385

Total BMH Loan			2,354		3,788
IMA Loans
		COF +2%
New IMA Loan (loan fee)	Demand(1)	(7% Floor)	250		–
		COF +2%
New IMA Loan (advances)	Demand(1)	(7% Floor)	1,207		–
		COF +2%
Existing IMA Loan	Demand(2)	(7% Floor)	1,687		2,908	(4)

Total IMA Loans			3,144		2,908

Unearned Loan Fee			(214)		–
SF Preferred Equity					1,025	(8)

Total			$5,284		$7,721

A detail of the financing receivables for the Pennsylvania Loans at December 31, 2014 is as follows:

					Estimated
			Funded to		collateral
Item	Term	Interest Rate	borrower		values

		COF +2%
BMH Loan	Demand(1)	(7% Floor)
Land for phases 4, and 5 (25 acres)			$–		$1,515
Lots			142		374	(7)
Interest Escrow			450		249
Loan Fee			750		–
Excess Paydown			(22)	(5)
Lot 2 Windemere			126		126
Construction loan lot 5 Tuscany			536		932
Construction loan lot 2 Tuscany			498		739

Total BMH Loan			2,480		3,935
IMA Loans
		COF +2%
New IMA Loan (loan fee)	Demand(1)	(7% Floor)	250		–
		COF +2%
New IMA Loan (advances)	Demand(1)	(7% Floor)	1,491		–
		COF +2%
Existing IMA Loan	Demand(2)	(7% Floor)	1,687		2,484	(3)

Total IMA Loans			3,428		2,484

Unearned Loan Fee			(322)		–
SF Preferred Equity					1,000	(8)
SF Loan Payable			–		375

Total			$5,586		$7,794

 _______________
(1) These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot.

(2) These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot after the BMH loan and the New IMA loan are satisfied.

(3) Estimated collateral value is equal to the appraised value of the remaining lots of $2,976, net of the net estimated costs to finish the development of $217 and the second mortgage amount of $275.

(4) Estimated collateral value is equal to the appraised value of the remaining lots of $3,101, net of the net estimated costs to finish the development of $193.

(5) Excess Paydown is the amount of initial funding of the Interest Escrow and/or Loan Fee that has/have been repaid to date. These amounts are available to be reborrowed in the future.

(6) Estimated collateral value is equal to the lots’ appraised value of $4,200 minus remaining improvements of $1,109, net of the outstanding first mortgage of $1,146 and a third mortgage payoff of $160.

(7) Estimated collateral value is equal to the lots’ appraised value of $2,336 minus remaining improvements of $656, net of the outstanding first mortgage of $1,146 and a third mortgage payoff of $160.

(8) In the event of a foreclosure on the property securing certain of our loans, a portion of our collateral is preferred equity in our Company, which might be difficult to sell in order to reduce the loan balance.

(9) The cash bond is in place to guarantee to the township that work will be completed on this project. We will fund this work and expect to cancel the bond upon completion of the work.

A detail of the financing receivables for the Pennsylvania loans at December 31, 2014 is as follows:

Item	Term	Interest Rate	Funded to borrower		Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
Land for phases 4, and 5 (25 acres)			$–		$1,515
Lots			142		374	(7)
Interest Escrow			450		249
Loan Fee			750		–
Excess Paydown			(22)	(5)
Lot 2 Windemere			126		126
Construction loan lot 5 Tuscany			536		932
Construction loan lot 2 Tuscany			498		739

Total BMH Loan			2,480		3,935
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250		–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	1,491		–
Existing IMA Loan	Demand(1)	COF +2% (7% Floor)	1,687		2,484	(3)

Total IMA Loans			3,428		2,484

Unearned Loan Fee			(322)		–
SF Preferred Equity					1,000	(8)
SF Loan Payable			–		375

Total			$5,586		$7,794

A detail of the financing receivables for the Pennsylvania loans at December 31, 2013 is as follows:

Item	Term	Interest Rate	Funded to borrower		Estimated collateral values

BMH Loan	Demand(1)	COF +2% (7% Floor)
Land for phases 3, 4, and 5			$–		$1,042	(4)
Lot 5 Hamlets			142		180
Interest Escrow			450		255
Loan Fee			750		–
Excess Paydown			(394)	(5)
Construction loan lot 118 Whispering Pines			138		120
Construction loan lot 5 Tuscany			37		–

Total BMH Loan			1,123		1,597
IMA Loans
New IMA Loan (loan fee)	Demand(1)	COF +2% (7% Floor)	250		–
New IMA Loan (advances)	Demand(1)	COF +2% (7% Floor)	1,479		–
Existing IMA Loan	Demand(2)	7%	1,687		2,299	(6)

Total IMA Loans			3,416		2,299

Unearned Loan Fee			(567)		–
SF Loan Payable			–		1,500

Total			$3,972		$5,396
__________
(1) These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot.
(2) These are the stated terms; however, in practice, principal will be repaid upon the sale of each developed lot after the BMH loan and the New IMA loan are satisfied.
(3) Estimated collateral value is equal to the appraised value of the remaining lots of $2,976, net of the net estimated costs to finish the development of $217 and the second mortgage amount of $275.
(4) Estimated collateral value is equal to the raw ground appraised value of $1,910 plus improvements of $278, net of the outstanding first mortgage of $1,146.
(5) Excess Paydown is the amount of initial funding of the Interest Escrow and/or Loan Fee that has/have been repaid to date. These amounts are available to be reborrowed in the future.
(6) Estimated collateral value is equal to the appraised value of $4,140, net of estimated costs to finish the development of $561, the appraised value of sold lots of $0, and the second mortgage amount of $1,280.
(7) Estimated collateral value is equal to the lots’ appraised value of $2,336 minus remaining improvements of $656, net of the outstanding first mortgage of $1,146 and a third mortgage payoff of $160.
(8) Please see “Risk Factors – Risks Related to Our Business – In the event of a foreclosure on the property securing certain of our loans, a portion of our collateral is preferred equity in our Company, which might be difficult to sell in order to reduce the loan balance.” The loans are collectively cross-collateralized and, therefore, treated as one loan for the purpose of calculating the effective interest rate and for available remedies upon an instance of default. As lots are released, a specific release price is repaid by the borrower, with 10% of that amount being used to fund the Interest Escrow (except for the construction funding for homes). The customer will make cash interest payments only when the Interest Escrow is fully depleted, except for construction funding for homes, where the customer makes interest payments monthly.

Commercial Loans - Real Estate Development Loan Portfolio Summary
Commercial Loans – Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of June 30, 2015. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

							Loan to
	Number of	Number of	Value of	Commitment		Amount	Value	Loan
State	Borrowers	Loans	Collateral(1)	Amount		Outstanding	Ratio(2)	Fee
Pennsylvania	1	3	$7,721	$6,365	(3)	$5,498	71%	$1,000
Total	1	3	$7,721	$6,365		$5,498	71%	$1,000
_______________
(1)
The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances. Part of this collateral is $1,025 of preferred equity and unpaid earnings distributions in and from our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
(3)	The commitment amount includes the letter of credit the issued cash bond, and the cash bond not issued but committed to, in addition to the credit limit of $5,631 maximum commitment amount.

The following is a summary of our loan portfolio to builders for land development as of December 31, 2014. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount		Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Pennsylvania	1	3	$5,997	$4,903	(3)	$4,748	79%	$1,000
Total	1	3	$5,997	$4,903		$4,748	79%	$1,000

_______________
(1)
The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances. Part of this collateral is $1,000 of preferred equity in our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
(3)	The commitment amount includes a portion of the letter of credit which, when added to the current outstanding balance, is greater than the $4,750 maximum commitment amount per the Credit Agreement.

The following is a summary of our loan portfolio to builders for land development as of December 31, 2014. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount		Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Pennsylvania	1	3	$5,997	$4,903	(3)	$4,748	79%	$1,000
Total	1	3	$5,997	$4,903		$4,748	79%	$1,000
__________
(1) The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances. Part of this collateral is $1,000 of preferred equity in our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.
(2) The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
(3) The commitment amount includes a portion of the letter of credit which, when added to the current outstanding balance, is greater than the $4,750 maximum commitment amount per the Credit Agreement.

The following is a summary of our loan portfolio to builders for land development as of December 31, 2013. The Pennsylvania loans below are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Pennsylvania	1	3	$5,275	$4,750	$4,364	83%	$1,000
Total	1	3	$5,275	$4,750	$4,364	83%	$1,000
__________
(1) The value is determined by the appraised value adjusted for remaining costs to be paid and third party mortgage balances.
(2) The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.

Commercial Loans - Construction Loan Portfolio Summary
The following is a summary of our loan portfolio to builders for home construction loans as of June 30, 2015. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Colorado	1	2	$1,095	$767	$450	70%	5%
Delaware	1	1	830	500	66	60%	5%
Florida	1	4	1,275	893	821	70%	5%
Georgia	2	5	966	730	450	76%	5%
Louisiana	1	2	1,132	622	623	55%	5%
New Jersey	1	1	325	227	64	70%	5%
North Carolina	1	2	385	270	75	70%	5%
Pennsylvania	1	5	3,948	2,186	564	55%	5%
South Carolina	2	7	1,528	1,005	899	66%	5%
Total	11	29	$11,484	$7,200	$4,012	63%(3)	5%

 _______________
(1)	The value is determined by the appraised value.
(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3)	Represents the weighted average loan to value ratio of the loans.

The following is a summary of our loan portfolio to builders for home construction loans as of December 31, 2014. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Colorado	1	1	$515	$361	$68	70%	5%
Florida	1	2	685	480	404	70%	5%
Georgia	2	5	1,027	810	349	79%	5%
Louisiana	1	2	1,230	861	620	70%	5%
New Jersey	1	1	390	273	259	70%	5%
Pennsylvania	2	4	2,826	1,850	1,463	65%	5%
South Carolina	2	4	1,577	900	780	57%	5%
Total	10	19	$8,250	$5,535	$3,943	67%(3)	5%
  _______________
(1)	The value is determined by the appraised value.
(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3)	Represents the weighted average loan to value ratio of the loans.

The following is a summary of our loan portfolio to builders for home construction loans as of December 31, 2014. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
Colorado	1	1	$515	$361	$68	70%	5%
Florida	1	2	685	480	404	70%	5%
Georgia	2	5	1,027	810	349	79%	5%
Louisiana	1	2	1,230	861	620	70%	5%
New Jersey	1	1	390	273	259	70%	5%
Pennsylvania	2	4	2,826	1,850	1,463	65%	5%
South Carolina	2	4	1,577	900	780	57%	5%
Total	10	19	$8,250	$5,535	$3,943	67%(3)	5%
__________
(1) The value is determined by the appraised value. Part of this collateral is $1,000 of preferred equity in our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.
(2) The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3) Represents the weighted average loan to value ratio of the loans.

The following is a summary of our loan portfolio to builders for home construction loans as of December 31, 2013. Some of the Pennsylvania loans are included as part of the Pennsylvania Loans discussed above.

State	Number of Borrowers	Number of Loans	Value of Collateral (1)	Commitment Amount	Amount Outstanding	Loan to Value Ratio(2)	Loan Fee
New Jersey	1	1	$186	$130	$84	70%	5%
Pennsylvania	1	2	1,825	1,220	204	67%	5%
Total	2	3	$2,011	$1,350	$288	67%(3)	5%
__________
(1) The value is determined by the appraised value.
(2) The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.
(3) Represents the weighted average loan to value ratio of the loans.

Finance receivables by risk rating	Finance Receivables – By risk rating:
	June 30,	December 31,
	2015	2014

Pass	$8,165	$7,301
Special mention	622	796
Classified – accruing	–	–
Classified – nonaccrual	108	–

Total	$8,895	$8,097

	December 31, 2014	December 31, 2013

Pass	$7,301	$4,045
Special mention	796	–
Classified – accruing	–	–
Classified – nonaccrual	–	–

Total	$8,097	$4,045

Impairment calculation method
Finance Receivables – Method of impairment calculation:

	As of June 30, 2015		As of December 31, 2014
	Finance	Loan Loss	Finance	Loan Loss
	Receivable	Reserve	Receivable	Reserve

Performing loans evaluated individually	$5,748	$15	$5,571	$15
Performing loans evaluated collectively	2,417	7	2,526	7
Non performing loans without a specific reserve	622	1	–	–
Non performing loans with a specific reserve	108	21	–	–

Total evaluated for loan loss	$8,895	$44	$8,097	$22

	December 31, 2014	December 31, 2013

Individually evaluated, but not impaired	$5,571	$3,972
Not individually evaluated	2,526	73

Total evaluated collectively for loan losses	$8,097	$4,045

Impaired loans
The following is a summary of our impaired nonaccrual commercial construction loans as of June 30, 2015 and December 31, 2014. All loans listed have a related allowance for loan losses.

	June 30,	December 31,
	2015	2014

Unpaid principal balance (contractual obligation from customer)	$215	$–
Charge-offs and payments applied	87	–
Book value	128	–
Related allowance	20	–
Value after allowance	$108	$–

Estimated collateral value	108	–
Total charge-offs, payments applied, and allowance (coverage)	107	–
Coverage % (coverage divided by unpaid principal balance)	50%	–